RETIREMENT BENEFIT OBLIGATIONS - Sensitivity analysis (Details) - Pension plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
United Kingdom
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Contribution to the plan		$ 7.0
Supplementary payments		$ 7.0
United Kingdom | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension obligation +50bps/+1yr	$ (29.0)
Pension obligation -50bps/-1yr	32.0
Pension cost +50bps/+1yr	(1.0)
Pension cost -50bps/-1yr	2.0
United Kingdom | Inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension obligation +50bps/+1yr	29.0
Pension obligation -50bps/-1yr	(27.0)
Pension cost +50bps/+1yr	2.0
United Kingdom | Mortality
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension obligation +50bps/+1yr	16.0
Pension obligation -50bps/-1yr	(17.0)
Pension cost +50bps/+1yr	1.0
United States of America
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Planned supplementary contributions for next year	0.0
United States of America | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension obligation +50bps/+1yr	(14.0)
Pension obligation -50bps/-1yr	14.0
United States of America | Mortality
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension obligation +50bps/+1yr	8.0
Pension obligation -50bps/-1yr	$ (8.0)